Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Allowance For Doubtful Accounts [Member]
Movement In Valuation Allowances And Reserves Roll Forward
Balance at Beginning of Period	$ 28.7	$ 31.2	$ 28.6
Charge to Costs and Expenses	(3.3)	2.0	9.1
Charged to Other Accounts	0	1.0	0.4
Deductions	(4.0)	(5.5)	(6.9)
Balance at End of Period	21.4	28.7	31.2
Valuation Allowance Of Deferred Tax Assets [Member]
Movement In Valuation Allowances And Reserves Roll Forward
Balance at Beginning of Period	157.1	115.6	6.6
Charge to Costs and Expenses	23.8	53.0	106.0
Charged to Other Accounts	36.5	(11.5)	4.3
Deductions	(8.2)	0	(1.3)
Balance at End of Period	209.2	157.1	115.6
Allowance For Doubtful Accounts Noncurrent [Member]
Movement In Valuation Allowances And Reserves Roll Forward
Balance at End of Period	$ 17.4	$ 19.5	$ 17.6